Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2021 $ / shares shares
Statement Of Financial Position [Abstract]
Par value per share | (per share)	₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Number of shares issued, net	4,193,012,929	4,193,012,929	4,245,146,114	4,245,146,114
Number of shares outstanding	4,193,012,929	4,193,012,929	4,245,146,114	4,245,146,114
Treasury shares	13,725,712	13,725,712	15,514,732	15,514,732